Prospectus SI Class [Member] Investment Strategy - Prospectus-SI Class - Payden Floating Rate Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES:
Strategy Narrative [Text Block]
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Under normal market conditions, the Fund invests at least 80% of its total assets in income producing floating rate loans and other floating rate debt instruments. Floating rate loans are typically debt obligations with interest rates that adjust or “float” periodically, often on a daily, monthly, quarterly, or semiannual basis by reference to a base lending rate plus a premium.

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The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers. The reason these loans are called “senior” is because loans are considered senior in a borrower’s capital structure in that no debt is ahead of the loans in terms of priority of payment. Where an instrument ranks in priority of payment is referred to as seniority. Based on this ranking, a corporate issuer in the event of a default will direct payments such that the senior most creditors are paid first, while the most junior equity holders are paid last. In a typical structure, senior secured and unsecured creditors will be first in right of payment, followed by subordinate bond holders, junior bondholders, preferred shareholders and common shareholders. Loans are typically senior, secured debt instruments and rank highest in the capital structure of corporations. Thus, throughout this discussion, the floating rate loans in which the Fund invests are referred to as “Senior Loans.”

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The Fund invests in Senior Loans that are syndicated loans. These loans are structured by a syndicator, such as a bank or other lender, which also markets the loans to potential investors, such as the Fund. The Fund may invest in Senior Loans in one of three ways. First, much like an initial public offering of equity securities, the Fund could be one of the initial investors in the Senior Loan and thus would invest directly as a signatory to the original loan agreement. Second, the Fund could also invest directly in the Senior Loan by assignment from an original lender. Third, the Fund may invest indirectly in the Senior Loan through a loan participation agreement.

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Under normal market conditions, the Fund invests a substantial portion of its total assets in Senior Loans and other debt instruments that are rated below investment grade. Investment grade debt securities are rated within the four highest grades by at least one Nationally Recognized Statistical Rating Organization, or are securities that the Fund’s adviser, Payden & Rygel (“Payden”), determines to be of comparable quality.

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Payden seeks to maintain broad borrower and industry diversification among the Fund’s Senior Loans. When selecting Senior Loans, Payden seeks to implement a systematic risk-weighted approach that utilizes fundamental analysis of risk/return characteristics. Senior Loans may be sold if, in Payden’s opinion, the risk-return profile deteriorates or to pursue more attractive investment opportunities.

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The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans, other floating rate debt securities, fixed income debt obligations and money market instruments. Money market holdings with a remaining maturity of less than 60 days are deemed floating rate assets.

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To the extent the Fund invests in assets that are denominated in a currency other than the U.S. dollar, the Fund may engage in foreign currency exchange contracts and other currency strategies to convert such foreign currencies into U.S. dollars to hedge against fluctuations in currency exchange rates.

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To the extent the Fund invests in fixed rate Senior Loans, other fixed rate loans or other fixed rate debt instruments, the Fund may engage in interest rate swaps in which it pays a fixed rate of interest to a counterparty and receives a floating rate of interest from the counterparty to hedge against fluctuations in interest rates. In addition, the notional amount of the Fund’s investments in interest rate swaps will be the amount that is counted toward satisfaction of the Fund’s policy of investing 80% of its total assets in floating rate loans or other floating rate debt instruments.

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The Fund may invest up to 20% of its assets in fixed rate fixed income securities in which the Fund has not entered into any interest rate swaps. Such fixed rate fixed income securities include, but are not limited to, corporate bonds, preferred securities, convertible securities, asset-backed securities, mortgage-backed securities and U.S. Government debt securities.

ª	The Fund’s investments in any floating rate and fixed income securities may be of any maturity.
ª	The Fund may invest up to 20% of its total assets in equity securities of U.S. or foreign issuers.
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The Fund may invest up to 30% of its total assets in collateralized loan obligations (“CLOs”). CLOs are asset-backed securities that are formed to hold and manage diversified pools of Senior Loans. These asset-backed structures issue several debt tranches that typically include at least an AAA-rated tranche, an AA-rated tranche and a BBB-rated tranche and that have rights to the collateral and payment stream, in descending order. The proceeds from the debt tranches are used to purchase the corporate loans. CLOs are usually rated by two of the three major ratings agencies and impose a series of covenant tests on the respective collateral managers, including minimum rating and industry diversification. The Fund would potentially invest in these rated debt tranches issued by the CLOs.

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To gain exposure to various markets consistent with the investment strategies of the Fund, the Fund may invest in exchange-traded funds (“ETFs”) and other investment companies, including for example, other open-end or closed-end investment companies, and including investment companies for which the Adviser provides investment management services (affiliated funds).